Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
REVENUE	$ 43	$ 12
OPERATING EXPENSES
Research and development expenses	312	289
Selling and marketing expenses	208	249
General and administration expenses	1,588	565
TOTAL OPERATING EXPENSES	2,108	1,103
OPERATING LOSS	(2,065)	(1,091)
OTHER INCOME (EXPENSE)
Interest and bank fees	(128)	(2)
Unrealized gain (loss) on foreign exchange	3	(28)
Unrealized Gain (Loss) on Derivatives	(9,369)	0
Loss on settlement of convertible promissory note	(1,353)	0
Other income (expense)	(18)	(1)
TOTAL OTHER INCOME (EXPENSE)	(10,865)	(31)
LOSS BEFORE INCOME TAX	(12,930)	(1,122)
Income tax provision	0	0
NET LOSS AND COMPREHENSIVE LOSS	(12,930)	(1,122)
Deemed dividend on warrant inducement	(4,410)	0
NET LOSS AND COMPREHENSIVE LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (17,340)	$ (1,122)
BASIC AND DILUTED LOSS PER SHARE (in dollars per share)	$ (1.74)	$ (0.22)
WEIGHTED AVERAGE NUMBER OF SHARES OF COMMON STOCK OUTSTANDING, BASIC AND DILUTED (in shares)	9,956,933	5,194,665